Unaudited Condensed Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Shares to be issued CNY (¥)	Shares to be issued USD ($)	Treasury stocks CNY (¥) shares	Treasury stocks USD ($) shares	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 420,776		¥ 33,923		¥ (16,482)		¥ 39,208		¥ 665,099		¥ 18,070		¥ 1,892		¥ 1,162,486
Balance (in Shares) | shares	39,609,726	39,609,726			(794,120)	(794,120)
Balance at Dec. 31, 2022	¥ 420,776		33,923		¥ (16,482)		39,208		665,099		18,070		1,892		1,162,486
Balance (in Shares) at Dec. 31, 2022 | shares	39,609,726	39,609,726			(794,120)	(794,120)
Net income									81,586				(2,247)		79,339
Issuance of shares for achievement of earnout target	¥ 13,106		(13,106)
Issuance of shares for achievement of earnout target (in Shares) | shares	995,118	995,118
Share based compensation	¥ 8,613														8,613
Appropriation to statutory reserves							3,741		(3,741)
Foreign currency translation adjustments											(498)				(498)
Balance at Jun. 30, 2023	¥ 442,495		20,817		¥ (16,482)		42,949		742,944		17,572		(355)		1,249,940
Balance (in Shares) at Jun. 30, 2023 | shares	40,604,844	40,604,844			(794,120)	(794,120)
Balance (in Dollars)	¥ 442,495		20,817		¥ (16,482)		42,949		742,944		17,572		(355)		1,249,940
Balance (in Shares) | shares	40,604,844	40,604,844			(794,120)	(794,120)
Balance (in Dollars)	¥ 447,519		30,777		¥ (19,216)		44,698		628,821		17,965		(837)		1,149,727
Balance (in Shares) | shares	41,038,937	41,038,937			(913,845)	(913,845)
Balance at Dec. 31, 2023	¥ 447,519		30,777		¥ (19,216)		44,698		628,821		17,965		(837)		1,149,727
Balance (in Shares) at Dec. 31, 2023 | shares	41,038,937	41,038,937			(913,845)	(913,845)
Net income									41,920				(5,693)		36,227	$ 4,984
Issuance of shares for achievement of earnout target	¥ 9,960		(9,960)
Issuance of shares for achievement of earnout target (in Shares) | shares	403,089	403,089
Share based compensation	¥ 5,629														5,629
Share based compensation (in Shares) | shares	403,829	403,829
Appropriation to statutory reserves							3,342		(3,342)
Foreign currency translation adjustments											(608)		(12)		(620)
Balance at Jun. 30, 2024	¥ 463,108	$ 63,726	20,817	$ 2,865	¥ (19,216)	$ (2,644)	48,040	$ 6,611	667,399	$ 91,837	17,357	$ 2,388	(6,542)	$ (900)	1,190,963	163,883
Balance (in Shares) at Jun. 30, 2024 | shares	41,845,855	41,845,855			(913,845)	(913,845)
Balance (in Dollars)	¥ 463,108	$ 63,726	¥ 20,817	$ 2,865	¥ (19,216)	$ (2,644)	¥ 48,040	$ 6,611	¥ 667,399	$ 91,837	¥ 17,357	$ 2,388	¥ (6,542)	$ (900)	¥ 1,190,963	$ 163,883
Balance (in Shares) | shares	41,845,855	41,845,855			(913,845)	(913,845)